Goodwill and Other Intangibles	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles
9.	GOODWILL AND OTHER INTANGIBLES

The Company has no goodwill or other intangibles as of June 30, 2020. As of December 31, 2019, the Company had $1,373,621 in goodwill and $83,645 in other intangibles which has been re-classed to discontinued operations on the balance sheet.

12.	GOODWILL AND OTHER INTANGIBLES

The tables below present a reconciliation of the Company’s goodwill and intangibles:

Goodwill

Balance at December 31, 2018	$1,373,621
Adjustments	-
Balance at December 31, 2019	$1,373,621

Intangibles – Customer List

Balance at December 31, 2018	$83,645
Amortization	(20,484)
Balance at December 31, 2019	$63,161

The customer list original useful life of the asset was five years and $102,422. The balance at December 31, 2019 was $63,161 and will be amortized at $5,121 every quarter until December 31, 2022. The remaining $1,707 will be amortized in January 2023.

The Company has elected to early adopt ASU 2017-04 as of January 1, 2018, which is outlined below in Note 19 in performing their 2019 impairment test, and as previously stated, noted no impairment.